Comparative information 2021 (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of insurance premiums paid to reinsurers [Line Items]
Summary of reconciliation between IFRS and IFRS-EU
A reconcilliation between IFRS and
EU-IFRS
is included in the table below.

	Shareholders’ equity		Net result
	2023	2022	2023	2022

In accordance with IFRS	7,475	8,815	(199)	(540)

Adjustment of EU ‘IAS 39’ carve-out	-	-	-	(450)

Tax effect of the adjustment	-	-	-	-

Effect of the adjustment after tax	-	-	-	(450)

In accordance with EU-IFRS	7,475	8,815	(199)	(990)

Summary of information on three year historical net income (loss) and shareholders' equity
Information on Aegon’s historical net result and shareholders’ equity in functional currency are shown in the table below:

	2023	2022

Net result

Americas (in USD)	(266)	562

United Kingdom (in GBP)	26	57

Equity in functional currency

Americas (in USD)	3,690	3,456

United Kingdom (in GBP)	1,256	1,373

Summary of Segment Results
The following table presents Aegon’s segment results.

Income statement - Operating result	Americas	The Nether- lands	1)	United Kingdom	International	Asset Manage- ment	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consoli- dated

Year ended December 31, 2023

Operating result	1,107	-		214	196	145	(173)	10	1,498	19	1,517

Fair value items	138	-		(76)	(1)	(8)	24	(1)	76	9	85

Realized gains / (losses) on investments	(683)	-		-	24	-	-	-	(659)	(30)	(689)

Impairment losses / (reversals)	(62)	-		-	(23)	-	(7)	-	(92)	2	(90)
Non-operating items	(607)	-		(76)	(1)	(8)	17	(1)	(675)	(19)	(695)

Other income / (charges)	(961)	(65)		(85)	(110)	(31)	110	2	(1,140)	(90)	(1,230)
Result before tax	(460)	(65)		52	85	106	(46)	11	(317)	(91)	(408)

Income tax (expense) / benefit	214	-		(23)	(69)	(36)	31	-	118	91	209

Net result	(246)	(65)		29	16	70	(14)	11	(199)	-	(199)

Inter-segment operating result	(569)	(48)		(75)	256	150	286

Revenues

Insurance contracts revenue

- Insurance contracts: direct part.	9,468	-		600	1,095	-	-	(51)	11,112	(1,490)	9,622

- Insurance contracts: without direct part.	-	-		-	700	-	-	-	700	-	700

Investment contracts with discretionary participation features revenue

- Insurance contracts: direct part.	-	-		64	-	-	-	-	64	-	64

- Insurance contracts: without direct part.	-	-		-	-	-	-	-	-	-	-
Insurance revenue	9,468	-		663	1,795	-	-	(51)	11,876	(1,490)	10,386

Interest revenue on financial instruments calculated using the effective interest method	3,108	-		58	87	2	90	(6)	3,339	(3)	3,336

Interest revenue on financial instruments measured at FVPL	339	-		486	1	-	-	-	826	-	826

Other investment income	14	-		1,818	104	14	498	(498)	1,950	(116)	1,833

Fee and commission income	1,653	-		214	34	632	-	(158)	2,376	(215)	2,160

Other revenues	-	-		-	37	1	-	-	38	(38)	-

Total revenues	14,582	-		3,239	2,058	649	589	(713)	20,404	(1,862)	18,541

Inter-segment revenues	49	-		-	1	172	500

1	The net result represents the standalone result of ‘The Netherlands’. After elimination, the remaining result is EUR (17). See note 45 Held for sale and discontinued operations for more details.

Income statement - Operating result	Americas	The Nether- lands	1)	United Kingdom	International	Asset Manage- ment	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consoli- dated

Year ended December 31, 2022

Operating result	1,433	-		211	202	193	(220)	(17)	1,802	(59)	1,743

Fair value items	(85)	-		(71)	38	(3)	(21)	(76)	(218)	8	(209)

Realized gains / (losses) on investments	(518)	-		-	30	-	7	-	(481)	(16)	(497)

Impairment losses / (reversals)	(78)	-		(11)	(14)	-	(18)	-	(122)	1	(121)

Non-operating items	(681)	-		(83)	54	(3)	(32)	(76)	(820)	(7)	(827)

Other income / (charges)	(117)	(1,373)		(64)	326	(19)	(118)	-	(1,365)	(19)	(1,384)

Result before tax	636	(1,373)		64	582	171	(371)	(93)	(384)	(85)	(469)

Income tax (expense) / benefit	(102)	-		2	(57)	(67)	68	-	(156)	85	(71)

Net result	533	(1,373)		67	526	104	(303)	(93)	(540)	-	(540)

Inter-segment operating result	(458)	(94)		(75)	236	188	203

Revenues

Insurance contracts revenue

- Insurance contracts: direct part.	10,174	-		628	967	-	-	(32)	11,736	(1,210)	10,526

- Insurance contracts: without direct part.	-	-		-	651	-	-	-	651	-	651

Investment contracts with discretionary participation features revenue

- Insurance contracts: direct part.	-	-		74	-	-	-	-	74	-	74

- Insurance contracts: without direct part.	-	-		-	-	-	-	-	-	-	-

Insurance revenue	10,174	-		701	1,618	-	-	(32)	12,461	(1,210)	11,251

Interest revenue on financial instruments calculated using the effective interest method	3,105	-		12	191	-	2	(5)	3,306	(3)	3,303

Interest revenue on financial instruments measured at FVPL	228	-		399	(3)	-	-	-	624	-	624

Other investment income	32	-		1,530	100	12	425	(425)	1,673	(110)	1,564

Fee and commission income	1,756	-		223	62	693	-	(187)	2,548	(254)	2,294

Other revenues	-	-		-	25	5	-	-	30	(30)	-
Total revenues	15,295	-		2,865	1,993	710	427	(648)	20,642	(1,607)	19,035

Inter-segment revenues	33	-		-	-	208	426

1
The net result represents the standalone result of ‘The Netherlands’. After elimination and considering the result included in the Holdings and other activities, the remaining result is EUR (1,746). See note 45 Held for sale and discontinued operations for more details

Summary of Reconciliation from Operating Result Before Tax to Income Before Tax

Presentation Non-operating items and other income/ (charges)	Note	2023	2022

Result before tax from continuing operations		(391)	827

Elimination of share in earnings of joint ventures and associates		(19)	59

Insurance revenue	6	(15)	1

Insurance service expenses	7	427	442

Net income / (expenses) on reinsurance held	8	(23)	(40)

Net fair value change of financial investments at fair value through profit or loss, other than derivatives	9.4 / 10.4	(224)	183

Net fair value change of derivatives		(7)	-

Realized gains and losses on financial investments	9.4 / 10.4	683	670

Net fair value change on investments in real estate	9.4 / 10.4	(2)	(1)

Impairment (losses) reversals	9.5 / 10.5	90	121

Insurance finance income / (expenses)	9	375	(614)

Net reinsurance finance income / (expenses) on reinsurance held	9	(85)	68

Investment contract income / (expenses)	10	(5)	(2)

Net fair value change on borrowings and other financial liabilities		-	(5)

Fee and commission income	12	(11)	(14)

Commissions and expenses	13	596	378

Other income	14	(18)	(341)

Other charges	14	79	-

Results of businesses disposed during reporting periods		48	70

Operating result		1,498	1,802

∎	Insurance service expenses are mainly driven by two items:

∎	Assumption changes on onerous contracts amounting to a loss of EUR 497 million (2022: loss of EUR 93 million), which is included in Other income / (charges).

∎	Change in value of VFA products that result in (a reversal of) onerous contracts, amounting to a gain of EUR 129 million (2022: loss of 273 million), which is included in Fair value items.

∎	Net income / (expenses) on reinsurance held mainly consist of assumption changes that relate to (a reversal of) underlying onerous contracts, amounting to a gain of EUR 31 million (2022: gain of EUR 38 million), which is included in Other income / (charges).

∎	Net fair value change of financial investments at fair value through profit or loss, other than derivatives reflects the over- or underperformance of investments and guarantees held at fair value for which the expecting long-term return is included in operating result.

∎	Insurance finance income / (expenses) mainly relate to changes in discount rates, amounting to a loss of EUR 354 million (2022: a gain of EUR 614 million), which is included in Fair value items.

∎	Net reinsurance finance income / (expenses) on reinsurance held relate to changes in discount rates, amounting to a gain of EUR 84 million (2022: loss of EUR 70 million), which is included in Fair value items.

∎	Commissions and expenses, which are included in Other income / (charges), relate to items which can cannot be directly allocated to a specific line of business and restructuring charges.

Summary of Other Selected Income Statement Items
Other selected income statement items

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

2023

Amortization of deferred expenses and future servicing rights	24	2	1	6	-	33

Depreciation	64	12	5	2	14	97

Impairment losses / (reversals) on financial assets, excluding receivables	59	-	-	-	-	59

Impairment losses / (reversals) on non- financial assets and receivables	32	-	21	-	7	60

2022

Amortization of deferred expenses and future servicing rights	34	2	3	-	-	38

Depreciation	67	11	6	2	17	103

Impairment losses / (reversals) on financial assets, excluding receivables	78	-	13	-	-	92

Impairment losses / (reversals) on non- financial assets and receivables	17	11	-	-	18	46

Summary of Fee and Commission Income

	2023	2022

Fee income from asset management	1,967	2,079

Commission income	21	23

Other fee and commission income	174	171

On December 31	2,163	2,272
Included in fees and commission income:

Fees on trust and fiduciary activities	220	248

Summary of Employee Expenses

Employee expenses	2023	2022

Salaries	1,131	1,138

Post-employment benefit costs	125	117

Social security charges	107	101

Other personnel costs	294	292

Shares	54	48

Total	1,711	1,696

Included in employee expenses:

Defined contribution expenses	57	48

Summary of impairment charges / (reversals)
10.5 Impairment (losses) / reversals

	2023	2022
Impairment losses on financial assets, excluding receivables

Debt securities and money market investments	(4)	(13)

Impairment losses and reversals on non-financial assets and receivables	(29)	(30)

On December 31	(33)	(43)

Summary of Other Charges

2021

Other charges	101

Summary of Basic Earnings Per Share

Continuing and discontinued operations	2023	2022

Net result attributable to owners of Aegon Ltd. from continuing and discontinued operations	(179)	(570)

Coupons on perpetual securities	(48)	(36)
Net result attributable to owners for basic earnings per share calculation from continuing and discontinued operations	(227)	(606)

Net result attributable to common shareholders from continuing and discontinued operations	(225)	(602)

Net result attributable to common shareholders B from continuing and discontinued operations	(1)	(4)

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from continuing and discontinued operations	(0.12)	(0.30)

Basic earnings per common share B (EUR per share) from continuing and discontinued operations	-	(0.01)

Continuing operations	2023	2022

Net result attributable to owners of Aegon Ltd. from continuing operations	(162)	727

Coupons on perpetual securities	(48)	(36)
Net result attributable to owners for basic earnings per share calculation from continuing operations	(210)	691

Net result attributable to common shareholders from continuing operations	(209)	686

Net result attributable to common shareholders B from continuing operations	(1)	5

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from continuing operations	(0.11)	0.34

Basic earnings per common share B (EUR per share) from continuing operations	-	0.01

Discontinued operations	2023	2022

Net result attributable to owners of Aegon Ltd. from discontinued operations	(17)	(1,296)
Net result attributable to owners for basic earnings per share calculation from discontinued operations	(17)	(1,296)

Net result attributable to common shareholders from discontinued operations	(16)	(1,288)

Net result attributable to common shareholders B from discontinued operations	-	(9)

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from discontinued operations	(0.01)	(0.64)

Basic earnings per common share B (EUR per share) from discontinued operations	-	(0.02)

Disclosure of gain (loss) on fair value hedge ineffectiveness

Hedge ineffectiveness and reclassification of gains (losses)	2023	2022

Hedge ineffectiveness on cash flow hedges	3	(3)

Gains (losses) reclassified from equity into the income statement	20	(102)

Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	114	116

Summary of Issued Share Capital and Reserves Attributable to Shareholders
Issued share capital and reserves attributable to shareholders of Aegon Ltd.

	Note	2023	2022

Share capital – par value	25.1	265	319

Share premium	25.2	6,853	6,853

Total share capital		7,118	7,172

Retained earnings		5,099	7,770

Treasury shares	25.3	(346)	(668)

Total retained earnings		4,753	7,103

Revaluation reserves 1)	25.4	(3,770)	(4,563)

Remeasurement of defined benefit plans 2)	25.5	(1,006)	(1,565)

Other reserves 3)	25.6	379	669

Total shareholders’ equity		7,475	8,815

1
Included in the 2022 Revaluation reserves is an amount of EUR (31) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations

2
Included in the 2022 Remeasurement of defined benefit plans is an amount of EUR (675) million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations

3
Included in the 2022 Other reserves is an amount of EUR 15 million relating to Aegon the Netherlands classification as discontinued operations, refer to note 45 Held for sale and discontinued operations

Summary of Revaluation Reserves

	Investments measured at fair value through OCI	Real estate held for own use	Cash flow hedging reserve	Insurance contracts	Reinsurance contracts held	Total

On January 1, 2023	(5,251)	15	1,024	2,215	(2,566)	(4,563)

Gross revaluation	1,552	(2)	(62)	(1,626)	349	211

Net (gains) / losses transferred to income statement	706	-	(130)	-	-	577

Foreign currency translation differences	138	-	(31)	(47)	82	142

Tax effect	(487)	-	42	397	(126)	(174)

Disposal of group assets	42	(3)	-	-	-	38

On December 31, 2023	(3,300)	9	842	939	(2,261)	(3,770)

On January 1, 2022	6,810	32	1,100	(11,291)	768	(2,580)

Gross revaluation	(16,743)	(1)	(66)	18,680	(4,672)	(2,803)

Net (gains) / losses transferred to income statement	541	-	(126)	-	-	415

Foreign currency translation differences	588	-	74	(931)	95	(174)

Tax effect	3,499	-	42	(4,211)	1,243	574

Disposal of group assets	46	(16)	-	(31)	-	(2)

Other	7	-	-	-	-	7

On December 31, 2022	(5,251)	15	1,024	2,215	(2,566)	(4,563)

Summary of Remeasurement of Defined Benefit Plans

	2023	2022

On January 1	(1,565)	(2,199)

Remeasurements of defined benefit plans	(110)	904

Tax effect	17	(250)

Net exchange differences	14	(20)

Disposal of a business	638	-

Total remeasurement of defined benefit plans	(1,006)	(1,565)

Summary of Other Reserves
25.6 Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total

On January 1, 2023	1,108	(371)	(68)	669

Movement in foreign currency translation and net foreign investment hedging reserves	(290)	54	-	(236)

Disposal of a business	(29)	-	(15)	(45)

Tax effect	10	(6)	-	3

Equity movements of joint ventures	-	-	(2)	(2)

Equity movements of associates	-	-	(9)	(9)

On December 31, 2023	798	(324)	(95)	379

On January 1, 2022	596	(338)	-	258

Movement in foreign currency translation and net foreign investment hedging reserves	436	(116)	(2)	318

Disposal of a business	104	67	(36)	135

Tax effect	(28)	16	-	(12)

Equity movements of joint ventures	-	-	(33)	(33)

Equity movements of associates	-	-	3	3

On December 31, 2022	1,108	(371)	(68)	669

Summary of Remuneration Explanatory
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2023	2022	2021

Non-Executive Directors 1 )	1.3	1.3	0.9

Executive Director 2 )	0.9	n.a.	n.a.

Executive Board 3 )	4.3	5.2	4.9

Key Management 4 )	27.9	27.7	27.5

in fixed compensation	13.8	16.0	16.8

in cash based variable compensation	4.6	4.0	3.6

in share based variable compensation	5.0	3.5	3.2

in pension contributions	3.1	3.0	2.8

in other benefits	1.3	1.2	1.1

1	Previously reported as ‘Supervisory Board’.
2	Classification established September 30, 2023. In 2023, this represents Mr. Lard Friese from October 1, 2023.
3	Classification ended September 30, 2023. In 2023, this represents Mr. Lard Friese and Mr. Matt Rider through September 30, 2023.
4	Key Management is inclusive of Non-Executive Directors, Executive Directors, also reported separately above and Executive Committee Members.
5	n.a. in above table should be read as “not applicable”.

Summary of statement of comprehensive income

Amounts in EUR millions	2021

Net result from discontinued operations	960

Items that will not be reclassified to profit or loss:

Changes in revaluation reserve real estate held for own use	1

Remeasurements of defined benefit plans	156

Income tax relating to items that will not be reclassified	(24)

Items that may be reclassified subsequently to profit or loss:

Gains / (losses) on revaluation of available-for-sale investments	155

(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments	(114)

Equity movements of joint ventures	-

Equity movements of associates	(1)

Income tax relating to items that may be reclassified	(18)

Other	1

Total other comprehensive income / (loss) from discontinued operations	156

Total comprehensive income / (loss) from discontinued operations	1,117

Summary of details on cashflow from discontinued operations

Amounts in EUR millions	2021

Net cash inflow (outflow) from operating activities	(167)

Net cash inflow (outflow) from investing activities	31

Net cash inflow (outflow) from financing activities	(1,835)

Net cash inflow (outflow) from discontinued operations	(1,972)

Summary of supplementary insurance information for insurance companies
Supplementary insurance information

Segment Amounts in EUR million	Deferred policy acquisition costs	Future policy benefits	Unearned premiums	Other policy claims and benefits	Premium revenue

2021

Americas	8,648	192,099	6,335	1,934	8,190

The Netherlands	235	67,226	50	1,019	1,713

United Kingdom	796	111,458	-	-	4,616

International	391	9,735	163	110	924

Holding and other activities	-	-	-	-	-

Eliminations	-	(1,611)	-	-	-

Total	10,070	378,907	6,548	3,062	15,444

Amounts in EUR million	Net investment income	Benefits, claims and losses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written

2021

Americas	2,909	10,111	741	3,003	5,023

The Netherlands	2,088	3,249	-	806	1,614

United Kingdom	1,691	7,343	96	523	4,419

International	298	757	62	345	870

Asset Management	-	-	-	411	-

Holding and other activities	(4)	-	-	180	-

Eliminations	(15)	-	-	(183)	-

Total	6,967	21,460	899	5,085	11,926

Disclosure of changes in reinsurance assets information
Reinsurance

Amounts in EUR million	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	% of amount assumed to net

For the year ended December 31, 2021

Life insurance in force	977,293	611,912	397,882	763,263	52%

Premiums

Life insurance	13,400	3,326	-	10,074	-

Non-life insurance	2,044	192	-	1,852	-

Total premiums	15,444	3,518	-	11,926	-

Schedule of valuation and qualifying accounts
Valuation and qualifying accounts

Amounts in EUR million	2021

Balance at January 1	276

Addition charged to earnings	12

Amounts written off and other changes	(57)

Transfers to disposal groups	-

Currency translation	7

Balance at December 31	238

The provisions can be analyzed as follows:

Mortgages	6

Other loans	112

Receivables	120

Total	238

IFRS4 and IAS39 [member]
Disclosure of insurance premiums paid to reinsurers [Line Items]
Summary of reconciliation between IFRS and IFRS-EU
A reconcilliation between IFRS and
EU-IFRS
is included in the table below.

	Shareholders’ equity	Net result

	2021	2021

In accordance with IFRS	23,813	2,029

Adjustment of EU ‘IAS 39’ carve-out	632	(422)

Tax effect of the adjustment	(163)	93

Effect of the adjustment after tax	469	(328)

In accordance with EU-IFRS	24,282	1,701

Summary of information on three year historical net income (loss) and shareholders' equity
Information on Aegon’s historical net result and shareholders’ equity in functional currency are shown in the table below.

2021
Net result

Americas (in USD)	1,195

United Kingdom (in GBP)	104

Equity in functional currency

Americas (in USD)	18,324

United Kingdom (in GBP)	1,260

Summary of Segment Results
The following table presents Aegon’s segment results:

Income statement - Operating result	Americas	The Nether- lands	United Kingdom	International	Asset Manage- ment	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consoli- dated

2021

Operating result	790	755	184	143	253	(218)	(1)	1,906	42	1,948

Fair value items	698	221	(62)	(18)	(1)	12	3	854	(123)	730

Realized gains / (losses) on investments	313	118	10	2	2	1	-	446	(9)	437

Impairment charges	(19)	(19)	-	-	(1)	(11)	-	(49)	(0)	(49)

Impairment reversals	33	59	-	1	-	8	-	101	-	101

Non-operating items	1,025	378	(51)	(15)	-	11	3	1,352	(132)	1,220

Other income / (charges)	(667)	(23)	1	65	(18)	(138)	-	(780)	12	(768)

Result before tax	1,149	1,110	134	193	235	(344)	2	2,478	(78)	2,400

Income tax (expense) / benefit	(137)	(276)	(12)	(36)	(65)	77	-	(449)	78	(371)

Net result	1,012	833	122	157	170	(267)	2	2,029	-	2,029

Inter-segment operating result	(20)	(95)	(96)	(31)	191	51

Revenues 2021

Life insurance gross premiums	6,917	1,323	4,613	1,372	-	-	-	14,225	(825)	13,400

Accident and health insurance	1,273	254	3	179	-	-	-	1,709	(67)	1,643

General insurance	-	136	-	432	-	-	-	569	(168)	401

Total gross premiums	8,190	1,713	4,616	1,984	-	-	-	16,504	(1,060)	15,444

Investment income	2,909	2,088	1,691	361	12	242	(261)	7,042	(75)	6,967

Fee and commission income	1,920	300	223	59	800	-	(183)	3,120	(335)	2,785

Other revenues	-	-	-	14	2	12	-	27	(15)	13

Total revenues	13,019	4,101	6,531	2,418	814	254	(444)	26,693	(1,484)	25,209

Inter-segment revenues	1	14	-	-	182	247

Summary of Reconciliation from Operating Result Before Tax to Income Before Tax

Presentation Non-Operating result	Note	2021

Result before tax from continuing operations		1,164

Result before tax from discontinued operations	46.22	1,237

Impairment loss on remeasurement of disposal group	46.22	-

Result before tax from continuing operations and discontinued operations		2,400

Elimination of share in earnings of joint ventures and associates		(42)

Premium income	46.4	5

Rental income	46.5	71

Dividend income	46.5	(76)

Fee and commission income	46.6	(30)

Recovered claims and benefits	46.7	31

Change in valuation of reinsurance ceded	46.7	43

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	46.8	4

Net fair value change on borrowings and other financial liabilities	46.8	13

Realized gains and losses on financial investments	46.8	(463)

Gains and (losses) on investments in real estate	46.8	(253)

Net fair value change of derivatives	46.8	471

Other income	46.9	(77)

Benefits and claims paid life	46.10	217

Change in valuation of liabilities for insurance contracts	46.10	(994)

Change in valuation of liabilities for investment contracts	46.10	8

Policyholder claims and benefits - Other	46.10	(38)

Commissions and expenses	46.12	715

Impairment (charges) reversals	46.13	(53)

Interest charges and related fees	46.14	-

Other charges	46.15	37

Results of CEE businesses which were previously reported in operating results		(85)
Operating result		1,906

∎	Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives is reported as part of the respective line in note 46.8 and reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in operating result.
∎	Net fair value change of derivatives is reported as part of the respective line in note 46.8 and includes: 1) the over- or underperformance of derivatives of EUR 8 million loss for which the expected long-term return is included in operating result; 2) Net fair value change on economic hedges where no hedge accounting is applied of EUR 466 million loss; 3) Ineffective portion of hedge transactions to which hedge accounting is applied of EUR 2 million gain.
∎	Net foreign currency gains and (losses) are reported as part of the respective line in note 46.8.
∎	Benefits and claims paid life relate to the lump-sum buy-out program for certain variable annuities in the Americas and is reported as part of the respective line in note 46.10.
∎	Change in valuation of liabilities for insurance contracts is reported as part of the respective line in note 46.10.
∎	Change in valuation of liabilities for investment contracts is reported as part of the respective line in note 46.10.
∎	Policyholder claims and benefits - Other are reported as part of the ‘Other’ line in note 46.10 and is related to policyholder tax.
∎	Commissions and expenses include: 1) Restructuring charges of EUR 240 million charge which are reported as part of Employee and Administration expenses lines in note 46.12; 2) Amortization of deferred expenses of EUR 260 million income which is reported as part of the respective line in note 46.12. This is offset against realized gains and losses and impairments on financial investments; 3) Amortization of VOBA and future servicing rights of EUR 87 million charge which is reported as part of the respective line in note 46.12. Commissions and expenses include a DPAC/VOBA fair value adjustment of EUR 51 million).
∎	Impairment (charges) reversals include: 1) Impairment charges and reversals on financial assets, excluding receivables of EUR 45 million reversal, as shown in note 46.13; 2) Impairment charges and reversals on non-financial
assets and receivables of EUR 60 million charge reported as part of the respective line in note 46.13.
∎	There are no interest charges and related fees that are classified for segment reporting purposes as non-operating result.

Summary of Other Selected Income Statement Items

Other selected income statement items	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total
2021

Amortization of deferred expenses, VOBA and future servicing rights	929	-	113	61	-	-	1,103

Depreciation	56	20	6	15	2	1	99

Impairment charges / (reversals) on financial assets, excluding receivables	(23)	(14)	-	-	-	(8)	(45)

Impairment charges / (reversals) on non-financial assets and receivables	37	12	-	-	1	11	60

Summary of Premium Income

2021

Life insurance	12,077

Non-life insurance	1,654

Total premium income	13,731

Accident and health insurance	1,389

General insurance	265

Non-life insurance premium income	1,654

Summary of Premiums Paid to Reinsurers

2021

Life insurance	3,292

Non-life insurance	126

Total premiums paid to reinsurers	3,418

Accident and health insurance	118

General insurance	8

Non-life insurance premiums paid to reinsurers	126

Summary of Investment Income

2021

Interest income	3,536

Dividend income	1,327

Rental income	29

Total investment income	4,893

Interest income accrued on impaired financial assets	53

Interest income on financial assets that are not carried at Fair value through profit or loss	3,047

Summary of Investment Income

Total investment income from:	2021

Shares	1,327

Debt securities and money market instruments	2,970

Loans	499

Real estate	29

Other	68

Total	4,893

Investment income is split into:	2021

Investment income related to general account	3,249

Investment income for account of policyholders	1,644

Total	4,893
Investment income from financial assets held for general account:

Available-for-sale	2,674

Loans	499

Financial assets designated at fair value through profit or loss	97

Real estate	(1)

Derivatives	(4)

Other	(15)

Total	3,249

Summary of Fee and Commission Income

2021

Fee income from asset management	1,647

Commission income	640

Other	168

Total fee and commission income	2,454

Included in fee and commission income:

Fees on trust and fiduciary activities	259

Summary of Income From Reinsurance Ceded

2021

Recovered claims and benefits	3,377

Change in technical provisions	738

Commissions	147

Amortization charges	2

Total	4,263

Summary of financial transactions results

Results from financial transactions comprise:	2021

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	807

Realized gains and (losses) on financial investments	392

Gains and (losses) on investments in real estate	-

Net fair value change of derivatives	761

Net fair value change on account of policyholder financial assets at fair value through profit or loss	22,539

Net fair value change on investments in real estate for account of policyholders	46

Net foreign currency gains and (losses)	182

Net fair value change on borrowings and other financial liabilities	(13)

Total	24,715

Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2021

Shares	27

Debt securities and money market investments	(26)

Other	807

Total	807

Summary of Realized Gains and Losses on Financial Investments

Realized gains and losses on financial investments comprise:	2021

Shares	16

Debt securities and money market investments	281

Loans	125

Other	(30)

Total	392

Realized gains and losses on financial investments comprise:	2021

Available-for-sale investments	268

Loans	125

Total	392

Summary of Net Fair Value Change of Derivatives

Net fair value change of derivatives comprise:	2021

Net fair value change on economic hedges where no hedge accounting is applied	(265)

Net fair value change on bifurcated embedded derivatives	1,023

Ineffective portion of hedge transactions to which hedge accounting is applied	4

Total	761

Summary of Ineffective Portion of Hedge Transactions

The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2021

Fair value change on hedging instruments in a fair value hedge	(3)

Fair value change on hedged items in a fair value hedge	6

Ineffectiveness fair value hedge	3

Ineffectiveness cash flow hedges	1

Total	4

Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss

Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2021

Shares	2,661

Debt securities and money market investments	(557)

Unconsolidated investment funds	20,833

Derivatives	(398)

Total	22,539

Summary of Net Fair Value on Borrowings and Other Financial Liabilities

Net fair value change on borrowings and other financial liabilities	2021

Borrowings	-

Other financial liabilities	(13)

Total	(13)

Summary of Other Income

2021

Other income	49

Summary of Policyholder Claims and Benefits

2021

Benefits and claims paid life	16,971

Benefits and claims paid non-life	1,240

Change in valuation of liabilities for insurance contracts	19,504

Change in valuation of liabilities for investment contracts	2,420

Other	(38)

Total	40,097

Summary of Profit Sharing and Rebates

2021

Surplus interest bonuses	1

Profit appropriated to policyholders	7

Total	8

Summary of Commissions and Expenses

2021

Commissions	2,539

Employee expenses	1,511

Administration expenses	1,294

Deferred expenses	(1,160)

Amortization of deferred expenses	933

Amortization of VOBA and future servicing rights	171

Total	5,286

Included in administration expenses:

Depreciation of equipment, software and real estate held for own use	80

Summary of Employee Expenses

Employee expenses	2021

Salaries	1,092

Post-employment benefit costs	126

Social security charges	100

Other personnel costs	150

Shares	43

Total	1,511

Included in employee expenses:

Defined contribution expenses	35

Summary of impairment charges / (reversals)

Impairment charges / (reversals) comprise:	2021

Impairment charges on financial assets, excluding receivables	11

Impairment reversals on financial assets, excluding receivables	(42)

Impairment charges and reversals on non-financial assets and receivables	48

Total	16

Summary of Impairment Charges on Financial Assets, Excluding Receivables

Impairment charges on financial assets, excluding receivables, from:	2021

Shares	1

Debt securities and money market instruments	9

Loans	-

Total	11

Summary of Impairment Reversals on Financial Assets, Excluding Receivables

Impairment reversals on financial assets, excluding receivables, from:	2021

Shares	(8)

Debt securities and money market instruments	(30)

Loans	(0)

Other	(4)

Total	(42)

Summary of Interest Charges and Related Fees

2021

Subordinated loans	110

Trust pass-through securities	8

Borrowings	65

Other	64

Total	246

Included in interest charges and related fees:
Interest charges accrued on financial liabilities not carried at fair value through profit or loss	121

Summary of Components of Income Tax for Period (Income) / Charge

2021

Current tax

Current year	(18)

Adjustments to prior years	(6)
(24)

Deferred tax

Origination / (reversal) of temporary differences	163

Changes in tax rates / bases	(39)

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(5)

Non-recognition of deferred tax assets	9

Adjustments to prior years	(9)

119

Income tax for the period (income) / charge	95

Summary of Reconciliation Between Standard and Effective Income Tax

Reconciliation between standard and effective income tax:	2021

Result before tax from continuing operations	1,164

Income tax calculated using weighted average applicable statutory tax rates	231

Difference due to the effects of:

Non-taxable income	(57)

Non-tax deductible expenses	21

Changes in tax rate/base	(39)

Different tax rates on overseas earnings	-

Tax credits	(48)

Other taxes	38

Adjustments to prior years	(15)

Change in uncertain tax positions	(16)

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(5)

Non-recognition of deferred tax assets	9

Tax effect of (profit) / losses from joint ventures and associates	(18)

Other	(5)

(136)

Income tax for the period (result) / charge	95

Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earning
The following tables present income tax related to components of other comprehensive income and retained earnings.

2021

Items that will not be reclassified to profit and loss:

Changes in revaluation reserve real estate held for own use	1

Remeasurements of defined benefit plans	(78)

(77)

Items that may be reclassified subsequently to profit and loss:

(Gains) / losses on revaluation of available-for-sale investments	269

(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments	71

Changes in cash flow hedging reserve	47

Movement in foreign currency translation and net foreign investment hedging reserve	3

390
Total income tax related to components of other comprehensive income	313

2021

Income tax related to equity instruments and other

Income tax related to equity instruments	13

Other	3
Total income tax recognized directly in retained earnings	16

Summary of Basic Earnings Per Share

2021
Continuing and discontinued operations

Net result attributable to owners of Aegon Ltd from continuing and discontinued operations	1,980

Coupons on perpetual securities	(39)

Net result attributable to owners for basic earnings per share calculation from continuing and discontinued operations	1,941

Net result attributable to common shareholders from continuing and discontinued operations	1,928

Net result attributable to common shareholders B from continuing and discontinued operations	13

Weighted average number of common shares outstanding (in million)	2,043

Weighted average number of common shares B outstanding (in million)	559

Basic earnings per common share (EUR per share) from continuing and discontinued operations	0.94

Basic earnings per common share B (EUR per share) from continuing and discontinued operations	0.02

Continuing operations

Net result attributable to owners of Aegon Ltd from continuing operations	1,019

Coupons on perpetual securities	(39)

Net result attributable to owners for basic earnings per share calculation from continuing operations	981

Net result attributable to common shareholders from continuing operations	974

Net result attributable to common shareholders B from continuing operations	7

Weighted average number of common shares outstanding (in million)	2,043

Weighted average number of common shares B outstanding (in million)	559

Basic earnings per common share (EUR per share) from continuing operations	0.48

Basic earnings per common share B (EUR per share) from continuing operations	0.01

Discontinued operations

Net result attributable to owners of Aegon Ltd from discontinued operations	960

Coupons on perpetual securities	-

Net result attributable to owners for basic earnings per share calculation from discontinued operations	960

Net result attributable to common shareholders from discontinued operations	954

Net result attributable to common shareholders B from discontinued operations	7

Weighted average number of common shares outstanding (in million)	2,043

Weighted average number of common shares B outstanding (in million)	559

Basic earnings per common share (EUR per share) from discontinued operations	0.47

Basic earnings per common share B (EUR per share) from discontinued operations	0.01

Disclosure of gains (losses) on cash flow hedge ineffectiveness
For the years ended December 31, 2021, the gains and (losses) related to the ineffectiveness portion of designated fair value hedges Aegon recognized are as follows:

2021

Gains (losses) related to the ineffectiveness portion of designated fair value hedges	3

Disclosure of gain (loss) on fair value hedge ineffectiveness

Hedge ineffectiveness and reclassification of gains (losses)	2021

Hedge ineffectiveness on cash flow hedges	1

Gains (losses) reclassified from equity into the income statement	(38)

Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	113

Summary of Issued Share Capital and Reserves Attributable to Shareholders

	Note	2021

Share capital – par value		321

Share premium		7,033

Total share capital		7,354

Retained earnings		12,166

Treasury shares		(273)

Total retained earnings		11,892

Revaluation reserves	46.19.1	6,442

Remeasurement of defined benefit plans	46.19.2	(2,199)

Other reserves	46.19.3	325

Total shareholders’ equity		23,813

Summary of Revaluation Reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total

At January 1, 2021	6,248	35	1,197	7,480

Gross revaluation	(3,930)	(4)	(122)	(4,057)

Shadow accounting adjustment	2,759	-	-	2,759

Net (gains) / losses transferred to income statement	(450)	-	(106)	(556)

Foreign currency translation differences	362	1	84	447

Tax effect	322	1	47	370

Other	(1)	-	-	(1)

At December 31, 2021	5,309	32	1,100	6,442

Summary of Revaluation Reserve for Available-for-sale Investments
The closing balances of the revaluation reserve for
available-for-sale
investments relate to the following instruments:

2021

Shares	49

Debt securities	5,276

Other	(15)

Revaluation reserve for available-for-sale investments	5,309

Summary of Remeasurement of Defined Benefit Plans

2021

At January 1	(2,534)

Remeasurements of defined benefit plans	501

Tax effect	(102)

Net exchange differences	(65)

At December 31, 2021	(2,199)

Summary of Other Reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total

At January 1, 2021	(403)	(199)	48	(554)

Movement in foreign currency translation and net foreign investment hedging reserves	1,013	(165)	-	848

Disposal of a business	10	(2)	-	8

Tax effect	(24)	27	-	3

Equity movements of joint ventures	-	-	25	25

Equity movements of associates	-	-	(6)	(6)

At December 31, 2021	596	(338)	67	325

Summary of Remuneration Explanatory

2021

Board of Directors 1)	0.9

CEO Meeting	4.9

Key Management	27.5

- In fixed compensation	16.8

- In cash based variable compensation	3.6

- In share based variable compensation	3.2

- In pension contributions	2.8

- In other benefits	1.1

1
Based on a Decree of the Dutch State Secretary of Finance which came into force as from May 7, 2021, the Board of Directors fees were not subject to Dutch VAT anymore, retroactively as from June 13, 2019. Therefore, Aegon has not paid Dutch VAT anymore on the fees of the Board of Directors Members as from Q2 2021. Additionally, Aegon reclaimed VAT for the period Q1 2020 - Q1 2021, except for its Board of Directors members based in the Netherlands for practical reasons.

Summary of Income statement of discontinued operations

Amounts in EUR millions	2021

Discontinued operations

Premium income	1,713

Investment income	2,074

Fee and commission income	331

Other revenues	-

Total revenues	4,118

Income from reinsurance ceded	26

Results from financial transactions	(444)

Other income	27

Total income	3,727

Premiums paid to reinsurers	99

Policyholder claims and benefits	1,755

Profit sharing and rebates	7

Commissions and expenses	698

Impairment charges / (reversals)	(2)

Interest charges and related fees	89

Other charges	3

Total charges	2,649

Result from discontinued operations before share in profit / (loss) of joint ventures, associates and tax	1,078

Share in profit / (loss) of joint ventures	33

Share in profit / (loss) of associates	127

Result before tax from discontinued operations	1,237

Income tax (expense) / benefit	(276)

Result after tax from discontinued operations	960

Impairment loss on remeasurement of the disposal group	-

Net result from discontinued operations after remeasurement	960